UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Scharf Investments
          ----------------------------------------------------------------------
Address:  641 Escalona Drive
          ----------------------------------------------------------------------
          Santa Cruz, California  95060
          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey R. Scharf
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    831-429-6513
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey R. Scharf               Santa Cruz, California              8/3/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
28-
   ----------------------      -------------------------------------------------
28-
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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 37
                                        -------------------

Form 13F Information Table Value Total: $179,127,673
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                          NUMBER     MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)   (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE  SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INT'L GROUP       COM         026874107   7,785,758   66,403    66,403              Scharf Investments               66,403
------------------------------------------------------------------------------------------------------------------------------------
AMGEN                      COM         031162100  10,650,690  174,960   174,960              Scharf Investments              174,960
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE                   COM         059438101   5,470,399   91,843    91,843              Scharf Investments               91,843
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY CL A    COM         084670108     757,900       11        11              Scharf Investments                   11
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY CL B    COM         084670207   4,314,240    1,926     1,926              Scharf Investments                1,926
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT'L RAILWAY     COM         136375102   8,525,013  127,239   127,239              Scharf Investments              127,239
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN PACIFIC           COM         135923100   5,563,362  233,632   233,632              Scharf Investments              233,632
------------------------------------------------------------------------------------------------------------------------------------
DONNELLEY (RR) & SONS      COM         257867101   2,974,822   80,265    80,265              Scharf Investments               80,265
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK              COM         277461109   1,644,293   24,270    24,270              Scharf Investments               24,270
------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                 COM         313586109   7,263,370  106,423   106,423              Scharf Investments              106,423
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP.           COM         319963104   9,572,175  195,600   195,600              Scharf Investments              195,600
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC                COM         313400301   6,360,338  109,661   109,661              Scharf Investments              109,661
------------------------------------------------------------------------------------------------------------------------------------
GANNETT                    COM         364730101   5,349,100   74,944    74,944              Scharf Investments               74,944
------------------------------------------------------------------------------------------------------------------------------------
GENUINE PARTS              COM         372460105   5,183,815  148,109   148,109              Scharf Investments              148,109
------------------------------------------------------------------------------------------------------------------------------------
GRAINGER (W.W.)            COM         384802104   1,381,636   25,675    25,675              Scharf Investments               25,675
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP.                COM         458140100   7,886,130  132,540   132,540              Scharf Investments              132,540
------------------------------------------------------------------------------------------------------------------------------------
INT'L BUSINESS MACHINES    COM         459200101  14,440,456  111,725   111,725              Scharf Investments              111,725
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON CONTROLS           COM         478366107   2,101,555   30,320    30,320              Scharf Investments               30,320
------------------------------------------------------------------------------------------------------------------------------------
KNIGHT RIDDER              COM         499040103   3,873,096   70,340    70,340              Scharf Investments               70,340
------------------------------------------------------------------------------------------------------------------------------------
LEAR CORP.                 COM         521865105     749,733   15,070    15,070              Scharf Investments               15,070
------------------------------------------------------------------------------------------------------------------------------------
MASCO                      COM         574599106   6,136,515  212,520   212,520              Scharf Investments              212,520
------------------------------------------------------------------------------------------------------------------------------------
MERCK                      COM         589331107     867,155   11,778    11,778              Scharf Investments               11,778
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH              COM         590188108     608,970    7,660     7,660              Scharf Investments                7,660
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                  COM         594918104   9,732,584  107,915   107,915              Scharf Investments              107,915
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY/DN WITTER   COM         617446448   9,385,467   91,454    91,454              Scharf Investments               91,454
------------------------------------------------------------------------------------------------------------------------------------
NATIONS BALANCED FUND      COM         63857K107     428,850   47,650    47,650              Scharf Investments               47,650
------------------------------------------------------------------------------------------------------------------------------------
NATL ASTRLIA BNK CV UNITS  PFD EXCH    632525309     264,263    8,700     8,700              Scharf Investments                8,700
                           CAP UNITS
------------------------------------------------------------------------------------------------------------------------------------
NEW PLAN EXCEL REALTY      COM         648059103   5,259,114  292,173   292,173              Scharf Investments              292,173
------------------------------------------------------------------------------------------------------------------------------------
NEWELL RUBBERMAID          COM         651229106     833,823   17,980    17,980              Scharf Investments               17,980
------------------------------------------------------------------------------------------------------------------------------------
PFIZER                     COM         717081103   3,540,320   97,440    88,670              Scharf Investments               88,670
------------------------------------------------------------------------------------------------------------------------------------
SALOMON NIKKEI CV BOND     MITTS       79549B628   1,762,635  167,870   167,870              Scharf Investments              167,870
------------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP.              COM         863667101   1,360,629   22,630    22,630              Scharf Investments               22,630
------------------------------------------------------------------------------------------------------------------------------------
SYSCO CORP.                COM         871829107   6,608,090  221,655   221,655              Scharf Investments              221,655
------------------------------------------------------------------------------------------------------------------------------------
THOMAS AND BETTS           COM         884315102   5,807,261  122,905   122,905              Scharf Investments              122,905
------------------------------------------------------------------------------------------------------------------------------------
TRIBUNE COMPANY            COM         896047107     887,804   10,190    10,190              Scharf Investments               10,190
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES            COM         931142103  11,271,200  233,600   233,600              Scharf Investments              233,600
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL          COM         939322103   2,525,115   71,005    71,005              Scharf Investments               71,005
------------------------------------------------------------------------------------------------------------------------------------